CONSOLIDATED BALANCE SHEETS(USD ($))	Dec. 31, 2014	Dec. 31, 2013
CURRENT ASSETS:
Cash and cash equivalents	$ 1,727,763	$ 2,592,945
Accounts receivable-less allowance for doubtful accounts of $1,600,920 and $935,865	11,828,134	12,616,694
Contract Deposits	1,823,235	2,373,651
Other receivables-less allowance for doubtful accounts of $598,747 and $598,747	1,707,799	756,205
Advances to Suppliers	4,862,222	7,077,275
Prepayment and other current assets	2,396,787	5,597,984
Inventories, net	6,202,065	4,914,083
Tax receivable	138,986	372,935
Deferred tax asset	407,539	125,676
Total Current Assets	31,094,530	36,427,448
Deposits for purchase of property, plant and equipment	3,480,509	0
Deposits for purchase of property, plant and equipment-related party	1,498,627	0
Property and equipment, net	4,673,666	3,164,065
Intangible assets, net	6,197,942	2,616,349
Total Assets	46,945,274	42,207,862
CURRENT LIABILITIES:
Short-term borrowings	2,440,500	2,477,715
Accounts payable	270,523	86,804
Advances from customers	167,285	317,947
Accrued expenses and other current liabilities	509,697	494,574
Taxes payable	156,024	82,750
Warranty obligation	134,220	348,591
Total Current Liabilities	3,678,249	3,808,381
OTHER LIABILITIES
Warrants liability	553,060	720,857
Total Liabilities	4,231,309	4,529,238
Commitments and Contingency
Equity
Common shares, $0.002731 par value, 18,307,038 shares authorized, 5,808,675 and 4,668,000 shares issued and outstanding at December 31, 2014 and December 31, 2013, respectively	15,864	12,749
Additional paid in capital	18,719,965	13,752,187
Retained earnings	19,142,337	18,143,344
Accumulated other comprehensive income	3,382,707	3,950,071
Total Dehaier Medical Systems Limited shareholders' equity	41,260,873	35,858,351
Non-controlling interest	1,453,092	1,820,273
Total equity	42,713,965	37,678,624
Total liabilities and equity	$ 46,945,274	$ 42,207,862